Operating Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Information about Reportable Segments
(b)	Information about reportable segments as of and for the years ended December 31, 2017, 2018 and 2019 were as follows:

1)	As of and for the year ended December 31, 2017

(in millions of Won)	Steel		Trading	Construction	Others	Total
External revenues	￦	30,230,368	20,802,207	6,886,606	2,735,919	60,655,100
Internal revenues		17,381,010	14,075,996	398,924	2,548,674	34,404,604
Including inter segment revenue		12,004,614	8,043,643	329,215	2,446,029	22,823,501
Total revenues		47,611,378	34,878,203	7,285,530	5,284,593	95,059,704
Interest income		128,827	32,799	100,922	17,940	280,488
Interest expenses		(422,357)	(121,967)	(112,983)	(100,656)	(757,963)
Depreciation and amortization		(2,856,133)	(206,490)	(42,123)	(255,620)	(3,360,366)
Impairment loss on property, plant and equipment and others		(149,840)	(140,839)	(37,476)	(8,564)	(336,719)
Impairment loss on available-for-sale financial assets		(95,261)	—	(18,637)	(13,421)	(127,319)
Share of profit or loss of investment in associates and JVs		8,352	—	(8,555)	(1,518)	(1,721)
Income tax expense		(977,853)	(109,710)	(109,961)	(77,172)	(1,274,696)
Segment profit (loss)		2,790,855	112,661	24,545	232,700	3,160,761
Segment assets		70,017,816	14,139,098	8,609,753	8,776,090	101,542,757
Investment in associates		16,116,654	1,134,798	668,392	1,193,895	19,113,739
Acquisition of non-current assets		2,033,184	286,185	99,190	251,665	2,670,224
Segment liabilities		19,057,249	10,386,294	5,744,693	4,620,902	39,809,138

2)	As of and for the year ended December 31, 2018

(in millions of Won)	Steel		Trading	Construction	Others	Total
External revenues	￦	32,358,009	22,407,717	6,769,410	3,442,641	64,977,777
Internal revenues		18,063,213	15,911,138	551,324	2,755,176	37,280,851
Including inter segment revenue		12,496,287	8,743,666	465,057	2,639,561	24,344,571
Total revenues		50,421,222	38,318,855	7,320,734	6,197,817	102,258,628
Interest income		199,016	36,437	115,019	23,454	373,926
Interest expenses		(468,681)	(189,165)	(111,101)	(94,613)	(863,560)
Depreciation and amortization		(2,812,666)	(210,493)	(36,840)	(265,416)	(3,325,415)
Impairment loss on property, plant and equipment and others		(1,057,474)	(86,085)	(82,521)	(117,280)	(1,343,360)
Impairment loss on investment in associates and JVs		(733,879)	(160,085)	(155,371)	—	(1,049,335)
Income tax expense		(1,307,292)	(52,914)	(238,441)	(65,611)	(1,664,258)
Segment profit (loss)		1,268,313	49,264	234	13,608	1,331,419
Segment assets		70,976,493	15,550,854	7,333,221	8,017,433	101,878,001
Investment in subsidiaries, associates and joint ventures		16,099,692	1,379,045	511,230	932,107	18,922,074
Acquisition of non-current assets		2,239,467	132,017	49,095	232,281	2,652,860
Segment liabilities		20,289,037	11,454,079	4,386,852	4,134,352	40,264,320

3)	As of and for the year ended December 31, 2019

(in millions of Won)	Steel		Trading	Construction	Others	Total
External revenues	￦	32,078,453	22,157,131	6,944,629	3,186,635	64,366,848
Internal revenues		17,729,990	15,467,687	743,376	2,796,306	36,737,359
Including inter segment revenue		12,184,743	8,130,503	686,881	2,638,449	23,640,576
Total revenues		49,808,443	37,624,818	7,688,005	5,982,941	101,104,207
Interest income		211,715	41,739	118,102	28,036	399,592
Interest expenses		(529,743)	(183,129)	(77,005)	(81,778)	(871,655)
Depreciation and amortization		(2,892,901)	(276,817)	(29,266)	(226,693)	(3,425,677)
Impairment loss on property, plant and equipment and others		(497,583)	(131,914)	(1,490)	(3,758)	(634,745)
Share of loss of equity-accounted investees, net		(865,769)	(76,038)	(85,628)	—	(1,027,435)
Income tax expense		(725,448)	(119,044)	(86,106)	(105,171)	(1,035,769)
Segment profit		585,948	165,348	27,789	544,961	1,324,046
Segment assets		71,153,809	14,482,538	7,653,637	9,212,225	102,502,209
Investment in subsidiaries,		—	—	—	—	—
associates and joint ventures		15,650,654	1,409,764	527,418	1,062,215	18,650,051
Acquisition of non-current assets		2,275,103	192,805	30,563	404,963	2,903,434
Segment liabilities		21,101,474	10,184,521	4,584,423	4,454,502	40,324,920

Reconciliation of Segment Revenues, Profit or Loss, Assets and Liabilities and Other Significant Items
(c)	Reconciliations of total segment revenues, profit or loss, assets and liabilities, and other significant items to their respective consolidated financial statement line items are as follows:

1)	Revenues

(in millions of Won)	2017		2018	2019
Total revenue for reportable segments	￦	95,059,704	102,258,628	101,104,207
Elimination of inter-segment revenue		(34,404,604)	(37,280,851)	(36,737,359)
Basis difference(*2)		(468,233)	176,859	418,861

	￦	60,186,867	65,154,636	64,785,709

2)	Profit

(in millions of Won)	2017		2018	2019
Total profit (loss) for reportable segments	￦	3,160,761	1,331,419	1,324,046
Goodwill and corporate FV adjustments		(84,370)	(77,756)	(80,218)
Elimination of inter-segment profits		(102,922)	638,401	738,809
Income tax expense		1,206,223	1,670,757	1,070,641
Basis difference(*2)		(84,641)	53,195	73,256

Profit before income tax expense	￦	4,095,051	3,616,016	3,126,534

3)	Assets

(in millions of Won)	2018		2019
Total assets for reportable segments(*1)	￦	101,878,001	102,502,209
Equity-accounted investees		(15,272,243)	(14,400,831)
Goodwill and corporate FV adjustments		2,722,115	2,622,409
Elimination of inter-segment assets		(11,079,608)	(11,665,126)
Basis difference(*2)		528,726	312,147

	￦	78,776,991	79,370,808

(*1)
As segment assets and liabilities are determined based on separate financial statements, for subsidiaries which are in a different segment from that of its immediate parent company, their carrying amount in separate financial statements is eliminated upon consolidation. In addition, adjustments are made to adjust the amount of investment in associates and joint ventures from the amount reflected in segment assets to that determined using equity method in consolidated financial statements.

4)	Liabilities

(in millions of Won)	2018		2019
Total liabilities for reportable segments	￦	40,264,320	40,324,920
Corporate FV adjustments		321,320	292,124
Elimination of inter-segment liabilities		(9,096,926)	(9,353,090)
Basis difference(*2)		615,663	343,556

	￦	32,104,377	31,607,510

5)	Other significant items

a)	December 31, 2017

(in millions of Won)	Total segment		corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*2)	Consolidated
Interest income	￦	280,488	—	(68,037)	—	212,451
Interest expenses		(757,963)	1,304	103,544	—	(653,115)
Depreciation and amortization		(3,360,366)	(106,195)	169,141	—	(3,297,420)
Share of profit or loss of investment in associates		(1,721)	—	12,261	—	10,540
Income tax expense		(1,274,696)	21,270	47,203	20,483	(1,185,740)
Impairment loss on property, plant and equipment and others		(336,719)	(867)	34,619	—	(302,967)
Impairment loss on available-for-sale financial assets		(127,319)	—	4,105	—	(123,214)

	￦	(5,578,296)	(84,488)	302,836	20,483	(5,339,465)

b)	December 31, 2018

(in millions of Won)	Total segment		corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*2)	Consolidated
Interest income	￦	373,926	—	(36,668)	—	337,258
Interest expenses		(863,560)	1,035	121,229	—	(741,296)
Depreciation and amortization		(3,325,415)	(103,932)	161,718	—	(3,267,629)
Share of profit or loss of investment in associates		(1,049,335)	—	1,161,970	—	112,635
Income tax expense		(1,664,258)	25,921	(32,420)	(12,873)	(1,683,630)
Impairment loss on property, plant and equipment and others		(1,343,360)	(779)	(107,258)	—	(1,451,397)

	￦	(7,872,002)	(77,755)	1,268,571	(12,873)	(6,694,059)

c)	December 31, 2019

(in millions of Won)	Total segment		Goodwill and corporate FV adjustments	Elimination of inter-segment transactions	Basis difference(*2)	Consolidated
Interest income	￦	399,592	—	(47,208)	—	352,384
Interest expenses		(871,655)	806	115,138	—	(755,711)
Depreciation and amortization		(3,425,677)	(109,941)	74,503	—	(3,461,115)
Share of profit of equity-accounted investees, net		(1,027,435)	—	1,301,176	—	273,741
Income tax expense		(1,035,769)	28,917	(63,789)	(17,728)	(1,088,369)
Impairment loss on property, plant and equipment and others		(634,745)	—	(70,011)	—	(704,756)

	￦	(6,595,689)	(80,218)	1,309,809	(17,728)	(5,383,826)

(*2)
Basis difference is related to the difference in recognizing revenue and expenses in connection with development and sale of certain residential real estate between the report reviewed by the CEO and the consolidated financial statements.

Revenue and Non-current Assets by Geographic Area
(d)	Revenue by geographic area for the years ended December 31, 2017, 2018 and 2019 was as follows:

(in millions of Won)	2017		2018	2019
Domestic	￦	38,882,220	41,671,930	40,890,972
Japan		2,200,405	2,084,061	2,202,075
China		6,731,214	6,945,266	7,165,271
Asia-other		7,750,553	8,904,532	8,976,593
North America		1,725,120	1,834,534	1,711,859
Others		3,365,588	3,537,454	3,420,078

		60,655,100	64,977,777	64,366,848
Basis difference		(468,233)	176,859	418,861

	￦	60,186,867	65,154,636	64,785,709

In presenting information on the basis of geography, segment revenue is based on the geographical location of customers.

(e)	Non-current assets by geographic area as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Domestic	￦	28,298,293	27,742,370
Japan		146,490	175,719
China		1,185,828	1,307,847
Asia-other		5,067,936	4,916,775
North America		173,914	221,565
Others		1,245,252	1,348,397

	￦	36,117,713	35,712,673

Non-current
assets by geographic area include investment property, property, plant and equipment, goodwill and other intangible assets.

(f)	There are no customers whose revenue is 10% or more of the consolidated revenue.